Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets, Current [Abstract]
Cash and cash equivalents	$ 77.1		$ 158.9
Trade receivables, net of allowance of $27.2 in 2012 and $21.5 in 2011	1,124.5		931.3
Inventories	675.7		470.3
Prepaid Expense and Other Assets, Current	181.1		173.4
Deferred income taxes	123.4		135.5
Total current assets	2,181.8		1,869.4
Investments	40.2		28.3
Property, plant and equipment, net	1,136.2		986.8
Goodwill	294.4		225.9
Other intangibles, net	215.7		187.3
Other assets	272.3		198.9
Deferred income taxes	233.3		246.9
Total assets	4,373.9		3,743.5
Current liabilities
Short-term debt	50.6		27.0
Current portion of long-term debt	5.7		19.5
Accounts payable, trade and other	443.2		382.1
Advance payments from customers	140.3		76.2
Accrued and other liabilities	192.0		186.2
Accrued payroll	75.1		70.6
Accrued customer rebates	142.9		115.1
Guarantees of vendor financing	31.4		18.5
Accrued pension and other postretirement benefits, current	21.3		9.2
Income taxes	32.9		15.5
Total current liabilities	1,135.4		919.9
Long-term debt, less current portion	908.8		779.1
Accrued pension and other postretirement benefits, long-term	375.8		368.7
Environmental liabilities, continuing and discontinued	200.2	[1]	213.3	[1]
Reserve for discontinued operations	44.4		41.6
Other long-term liabilities	154.5		116.8
Commitments and contingent liabilities (Note 18)
Equity
Preferred stock, no par value, authorized 5,000,000 shares; no shares issued in 2012 or 2011	0		0
Common stock, $0.10 par value, authorized 260,000,000 shares in 2012 and 2011; 185,983,792 issued shares in 2012 and 2011	18.6		18.6
Capital in excess of par value of common stock	481.9		454.5
Retained earnings	2,536.5		2,176.2
Accumulated other comprehensive income (loss)	(408.9)		(390.0)
Treasury stock, common, at cost: 48,313,414 shares in 2012 and 46,309,476 shares in 2011	(1,147.8)		(1,018.7)
Total FMC stockholders’ equity	1,480.3		1,240.6
Noncontrolling interests	74.5		63.5
Total equity	1,554.8		1,304.1
Total liabilities and equity	$ 4,373.9		$ 3,743.5

[1]	These amounts are included in "Environmental liabilities, continuing and discontinued" on the consolidated balance sheets.